Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Schedule of Allowance for Doubtful Accounts [Line Items]
Balance at beginning of the year	$ 313,362
Additions			313,362
Reversal	(100,000)
Balance at end of the year	$ 213,362	$ 313,362	$ 313,362